Goodwill and other intangible assets - Test of goodwill and indefinite lived assets impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Discount rate	19.00%	21.00%
Terminal growth rate	2.00%
Period of projected cash flows of CGU's	10 years
Estimation of Increased discount rate (in percentage)	22.30%
Increased portion of estimation of discount rate (in percentage)	3.00%
Estimation of decreased terminal growth rate (in percentage)	0.00%
Decreased portion of estimation of terminal growth rate (in percentage)	(2.00%)
Kit
Disclosure of detailed information about intangible assets [line items]
Estimation of Increased discount rate (in percentage)	25.90%
Increased portion of estimation of discount rate (in percentage)	6.60%
Estimation of decreased terminal growth rate (in percentage)	0.00%
Decreased portion of estimation of terminal growth rate (in percentage)	(2.00%)
Services
Disclosure of detailed information about intangible assets [line items]
Estimation of Increased discount rate (in percentage)	23.00%
Increased portion of estimation of discount rate (in percentage)	3.70%
Estimation of decreased terminal growth rate (in percentage)	0.00%
Decreased portion of estimation of terminal growth rate (in percentage)	(2.00%)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 168,431	$ 186,020
Goodwill | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	134,189	147,067
Goodwill | Services
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	34,242	38,953
Brands
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	25,514	28,178
Brands | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	15,338	16,858
Brands | Services
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 10,176	$ 11,320